Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	000-56366
Entity Registrant Name	SUPA CONSOLIDATED INC.
Entity Central Index Key	0001624985
Entity Tax Identification Number	37-1758469
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	530 Technology Drive, Suite 100
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	844
Local Phone Number	787-2720
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false